CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024	Jul. 26, 2022
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share)	$ 1
Ordinary shares, shares issued (in shares)	10,000
Ordinary shares, shares outstanding (in shares)	10,000
Common Class A
Ordinary shares, shares authorized (in shares)	190,000,000	190,000,000	190,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	15,830,000	13,760,000
Ordinary shares, shares outstanding (in shares)	15,830,000	13,760,000
Common Class B
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)	2,000,000	2,000,000
Ordinary shares, shares outstanding (in shares)	2,000,000	2,000,000